Organization and Nature of Operations (Details) - Schedule of Consolidated Financial Statements		1 Months Ended	12 Months Ended
		Aug. 18, 2020	Dec. 31, 2020
Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Dec. 16, 2020
Percentage of direct or indirect			100.00%
Principal activities			Investment holding of Shengfeng VIE
VIE [Member] | Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Dec. 07, 2001
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Fuqing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Apr. 15, 2011
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Xiamen Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Dec. 22, 2011
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guangdong, the PRC
Date of incorporation or acquisition		Dec. 30, 2011
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Hainan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hainan, the PRC
Date of incorporation or acquisition		Aug. 18, 2020
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Beijing, the PRC
Date of incorporation or acquisition		Jan. 09, 2004
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Beijing, the PRC
Date of incorporation or acquisition		Apr. 13, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guizhou) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guizhou, the PRC
Date of incorporation or acquisition		Aug. 15, 2017
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Tianjin) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Tianjin, the PRC
Date of incorporation or acquisition		Mar. 08, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Shandong) Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Shandong, the PRC
Date of incorporation or acquisition		Mar. 15, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Hebei Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hebei, the PRC
Date of incorporation or acquisition		Feb. 17, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Henan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Henan, the PRC
Date of incorporation or acquisition		Mar. 28, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Liaoning) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Liaoning, the PRC
Date of incorporation or acquisition		Mar. 02, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Yunnan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Yunnan, the PRC
Date of incorporation or acquisition		Jan. 25, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guangxi) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guangxi, the PRC
Date of incorporation or acquisition		Feb. 01, 2016
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Hubei Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hubei, the PRC
Date of incorporation or acquisition		Dec. 15, 2010
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Shanghai, the PRC
Date of incorporation or acquisition		Aug. 26, 2015
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shanghai Shengxu Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Shanghai, the PRC
Date of incorporation or acquisition		Jun. 04, 2003
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Hangzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Zhejiang, the PRC
Date of incorporation or acquisition		Jun. 10, 2010
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Nanjing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangsu, the PRC
Date of incorporation or acquisition		Aug. 30, 2011
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangsu, the PRC
Date of incorporation or acquisition		Jan. 14, 2005
Percentage of direct or indirect			90.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangsu, the PRC
Date of incorporation or acquisition		Aug. 09, 2019
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Jun. 19, 2014
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Fuzhou Shengfeng Transportation Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Apr. 18, 2019
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Sichuan Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Sichuan, the PRC
Date of incorporation or acquisition		Jun. 27, 2019
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Fujian Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Apr. 02, 2020
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Fujian Dafengche Information Technology Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Aug. 26, 2020
Percentage of direct or indirect			100.00%
Principal activities			Software engineering
VIE [Member] | Ningde Shengfeng Logistics Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Nov. 12, 2018
Percentage of direct or indirect			51.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Zhejiang) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Zhejiang, the PRC
Date of incorporation or acquisition		Feb. 01, 2021
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Chengdu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Chengdu, the PRC
Date of incorporation or acquisition		Oct. 12, 2021
Percentage of direct or indirect			100.00%
Principal activities			Supply chain management service
VIE [Member] | Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Fujian, the PRC
Date of incorporation or acquisition		Sep. 23, 2022
Percentage of direct or indirect			100.00%
Principal activities			Supply chain management service
VIE [Member] | Anhui Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Anhui, the PRC
Date of incorporation or acquisition		Nov. 29, 2023
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guangdong, the PRC
Date of incorporation or acquisition	[1]	May 19, 2023
Percentage of direct or indirect	[1]		100.00%
Principal activities	[1]		Transportation and supply chain management service
VIE [Member] | Ningbo Shengfeng Supply Chain Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Zhejiang, the PRC
Date of incorporation or acquisition		Apr. 16, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Qingdao Shengfeng Supply Chain Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Shandong, the PRC
Date of incorporation or acquisition		Apr. 22, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Zhongshan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guangdong, the PRC
Date of incorporation or acquisition		May 15, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Hunan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hunan, the PRC
Date of incorporation or acquisition		May 23, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Jiangxi Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangxi, the PRC
Date of incorporation or acquisition		May 24, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Langfang Shengfeng Logistics Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hebei, the PRC
Date of incorporation or acquisition		Aug. 27, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Dongguan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Guangdong, the PRC
Date of incorporation or acquisition		Jul. 07, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Yichun Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangxi, the PRC
Date of incorporation or acquisition		Dec. 01, 2022
Percentage of direct or indirect			100.00%
Principal activities			Transportation and warehouse storage management service
VIE [Member] | Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	[2]		Fujian, the PRC
Date of incorporation or acquisition	[2]	Apr. 20, 2023
Percentage of direct or indirect	[2]		0.00%
Principal activities	[2]		Property management service
VIE [Member] | Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	[3]		Fujian, the PRC
Date of incorporation or acquisition	[3]	Sep. 27, 2023
Percentage of direct or indirect	[3]		0.00%
Principal activities	[3]		Supply chain management service
VIE [Member] | Hubei Tianyu Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Hubei, the PRC
Date of incorporation or acquisition		Nov. 14, 2023
Percentage of direct or indirect			100.00%
Principal activities			Transportation and supply chain management service
VIE [Member] | Wanzai Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation			Jiangxi, the PRC
Date of incorporation or acquisition		Jan. 04, 2024
Percentage of direct or indirect			100.00%
Principal activities			Transportation and supply chain management service

[1]	On June 12, 2024, Tianyu transferred its 100% equity interests in Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. to Shengfeng Logistics.
[2]	On April 20, 2023, SF Smart was set up in Fujian, China, with 55% of the equity interests owned by Tianyu, and 45% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. During the year ended December 31, 2023, Tianyu entered into an equity purchase agreement to sell its 51% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The transaction was completed on March 13, 2024. On June 3, 2024, Shengfeng Supply Chain Management Co., Ltd. entered into an equity purchase agreement to sell its 49% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The equity transfer was completed on June 19, 2024.
[3]	On September 27, 2023, Pingtan SF was set up in Fujian, China, with 51% of the equity interests owned by Tianyu, and 49% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. Tianyu further entered into an agreement to sell 51% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of $7.2 million (RMB51.0 million). Tianyu received $2.8 million (RMB20.0 million) as of December 31, 2023 and received the remaining balance on January 12, 2024. The transaction was completed on March 13, 2024.